UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity® Specialized High Income Central Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of February 29, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.2
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.	3.0
Centene Corp.	2.6
Vistra Operations Co. LLC	2.0
Cheniere Energy Partners LP	2.0
12.8

Top Five Market Sectors as of February 29, 2020

% of fund's net assets
Energy	12.2
Telecommunications	11.7
Healthcare	11.2
Diversified Financial Services	7.6
Technology	5.7

Quality Diversification (% of fund's net assets)

As of February 29, 2020
BBB	7.0%
BB	68.5%
B	20.1%
CCC,CC,C	0.1%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Nonconvertible Bonds	91.3%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 22.6%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.3%
	Principal Amount	Value
Aerospace - 3.2%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	$4,029,000	$4,111,010
Bombardier, Inc. 6.125% 1/15/23 (a)	500,000	501,100
BWX Technologies, Inc. 5.375% 7/15/26 (a)	4,647,000	4,864,503
Moog, Inc. 4.25% 12/15/27 (a)	145,000	147,538
TransDigm, Inc. 6.25% 3/15/26 (a)	3,228,000	3,417,651

TOTAL AEROSPACE		13,041,802

Air Transportation - 1.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,709,000	3,987,175
Banks & Thrifts - 0.9%
Ally Financial, Inc. 5.75% 11/20/25	3,227,000	3,642,154
Broadcasting - 2.0%
Netflix, Inc.:
4.375% 11/15/26	710,000	743,512
4.875% 4/15/28	620,000	652,680
4.875% 6/15/30 (a)	315,000	331,947
5.375% 11/15/29 (a)	515,000	559,908
5.875% 11/15/28	805,000	905,062
6.375% 5/15/29	250,000	286,275
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	1,873,000	1,930,969
5% 8/1/27 (a)	2,160,000	2,259,900
5.375% 7/15/26 (a)	525,000	543,270

TOTAL BROADCASTING		8,213,523

Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,980,000	2,046,825
Cable/Satellite TV - 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	780,000	788,775
5% 2/1/28 (a)	4,214,000	4,382,560
5.125% 5/1/27 (a)	3,001,000	3,120,140
5.5% 5/1/26 (a)	2,557,000	2,653,143
5.875% 5/1/27 (a)	1,803,000	1,882,521
CSC Holdings LLC:
5.5% 5/15/26 (a)	802,000	830,355
5.5% 4/15/27 (a)	1,961,000	2,063,953
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,836,000	1,889,368
Ziggo BV 5.5% 1/15/27 (a)	2,777,000	2,860,421

TOTAL CABLE/SATELLITE TV		20,471,236

Capital Goods - 0.9%
AECOM 5.875% 10/15/24	3,274,000	3,593,215
Chemicals - 4.5%
CF Industries Holdings, Inc. 5.15% 3/15/34	2,243,000	2,518,889
OCI NV 6.625% 4/15/23 (a)	2,467,000	2,555,812
Olin Corp.:
5% 2/1/30	1,854,000	1,786,885
5.125% 9/15/27	2,525,000	2,544,443
The Chemours Co. LLC:
5.375% 5/15/27	2,885,000	2,474,465
7% 5/15/25	2,121,000	1,977,833
Valvoline, Inc.:
4.25% 2/15/30 (a)	295,000	290,944
4.375% 8/15/25	2,532,000	2,607,960
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,246,000	1,376,830

TOTAL CHEMICALS		18,134,061

Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	870,000	906,975
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	654,000	673,165
OI European Group BV 4% 3/15/23 (a)	2,784,000	2,815,320
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	649,000	680,983
Silgan Holdings, Inc. 4.75% 3/15/25	765,000	773,928

TOTAL CONTAINERS		5,850,371

Diversified Financial Services - 6.6%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	902,000	930,188
FLY Leasing Ltd.:
5.25% 10/15/24	3,000,000	3,075,000
6.375% 10/15/21	1,201,000	1,216,013
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	515,000	525,300
5.25% 5/15/27 (a)	5,000,000	5,025,000
6.25% 5/15/26	1,389,000	1,423,878
6.375% 12/15/25	1,003,000	1,035,598
MSCI, Inc. 5.375% 5/15/27 (a)	1,713,000	1,832,910
Navient Corp.:
5.5% 1/25/23	2,067,000	2,113,508
6.5% 6/15/22	899,000	937,208
7.25% 1/25/22	974,000	1,025,135
7.25% 9/25/23	1,724,000	1,853,300
Quicken Loans, Inc. 5.25% 1/15/28 (a)	2,388,000	2,470,864
Springleaf Finance Corp.:
6.875% 3/15/25	2,420,000	2,662,000
7.125% 3/15/26	624,000	692,640

TOTAL DIVERSIFIED FINANCIAL SERVICES		26,818,542

Diversified Media - 1.1%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	3,150,000	3,110,625
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,435,000	1,427,825

TOTAL DIVERSIFIED MEDIA		4,538,450

Energy - 11.7%
Cheniere Energy Partners LP:
5.25% 10/1/25	6,220,000	6,235,674
5.625% 10/1/26	1,890,000	1,899,450
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(c)	699,000	692,032
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,324,000	4,226,710
6.25% 4/1/23	1,940,000	1,843,388
CVR Energy, Inc. 5.25% 2/15/25 (a)	1,345,000	1,254,213
DCP Midstream Operating LP 5.375% 7/15/25	4,155,000	4,352,446
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	1,885,000	1,056,543
9.25% 3/31/22 (a)	175,000	140,000
EQT Corp.:
3.9% 10/1/27	445,000	290,363
6.125% 2/1/25	1,369,000	1,040,988
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	3,477,000	3,468,377
Hess Midstream Partners LP 5.125% 6/15/28 (a)	570,000	555,750
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	1,136,000	897,440
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	2,461,000	2,436,390
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,540,000	1,318,625
5.75% 4/15/25	1,388,000	1,027,120
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	3,028,000	3,073,723
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,924,000	3,886,722
5.125% 2/1/25	2,467,000	2,476,301
5.375% 2/1/27	332,000	340,300
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	552,000	560,981
5% 1/31/28 (a)	2,624,000	2,824,211
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,200,000	1,219,560

TOTAL ENERGY		47,117,307

Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,818,036
Food/Beverage/Tobacco - 4.9%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	6,789,000	6,950,225
5.875% 7/15/24 (a)	4,301,000	4,376,354
6.75% 2/15/28 (a)	696,000	754,673
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,751,815
6.5% 4/15/29 (a)	3,194,000	3,464,532
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,443,000	1,501,918
4.875% 11/1/26 (a)	956,000	991,898

TOTAL FOOD/BEVERAGE/TOBACCO		19,791,415

Gaming - 4.1%
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	2,164,000	2,125,091
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,940,000	1,949,676
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,492,000	2,579,220
5.625% 5/1/24	1,000,000	1,082,500
5.75% 2/1/27	664,000	727,080
MGM Mirage, Inc. 5.75% 6/15/25	3,231,000	3,537,945
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	240,000	250,033
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	538,000	517,825
5.5% 3/1/25 (a)	1,700,000	1,668,125
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,973,000	1,969,133

TOTAL GAMING		16,406,628

Healthcare - 11.2%
Centene Corp.:
4.25% 12/15/27 (a)	2,910,000	2,993,808
5.25% 4/1/25 (a)	5,612,000	5,773,345
5.375% 8/15/26 (a)	1,774,000	1,862,700
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	150,000	150,945
5.5% 4/1/26 (a)	1,510,000	1,587,652
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,939,600
HCA Holdings, Inc.:
5% 3/15/24	1,684,000	1,871,825
5.25% 6/15/26	5,226,000	5,977,660
Hologic, Inc.:
4.375% 10/15/25 (a)	905,000	921,697
4.625% 2/1/28 (a)	170,000	176,326
IMS Health, Inc.:
5% 10/15/26 (a)	751,000	774,735
5% 5/15/27 (a)	1,630,000	1,685,013
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,668,981
Service Corp. International 5.125% 6/1/29	2,165,000	2,340,906
Teleflex, Inc. 4.875% 6/1/26	1,338,000	1,394,865
Tenet Healthcare Corp.:
4.625% 7/15/24	4,158,000	4,158,083
4.875% 1/1/26 (a)	690,000	702,938
5.125% 5/1/25	1,731,000	1,743,983
6.25% 2/1/27 (a)	560,000	586,600
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	4,851,000	4,994,493

TOTAL HEALTHCARE		45,306,155

Homebuilders/Real Estate - 2.0%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,398,000	2,427,256
Starwood Property Trust, Inc. 4.75% 3/15/25	476,000	485,520
VICI Properties, Inc.:
3.5% 2/15/25 (a)	620,000	620,961
4.25% 12/1/26 (a)	3,325,000	3,358,583
4.625% 12/1/29 (a)	1,075,000	1,109,938

TOTAL HOMEBUILDERS/REAL ESTATE		8,002,258

Hotels - 1.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	2,164,000	2,172,115
4.875% 4/1/27	426,000	435,585
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,237,000	1,282,280

TOTAL HOTELS		3,889,980

Metals/Mining - 1.5%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,639,000	1,653,587
3.875% 3/15/23	1,006,000	1,011,332
4.55% 11/14/24	447,000	452,588
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,813,000	2,770,805

TOTAL METALS/MINING		5,888,312

Paper - 0.3%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	1,266,000	1,287,775
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,922,000	1,923,826
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,164,000	2,181,052

TOTAL RESTAURANTS		4,104,878

Services - 2.5%
Aramark Services, Inc. 4.75% 6/1/26	4,642,000	4,804,470
CDK Global, Inc.:
5.25% 5/15/29 (a)	278,000	296,418
5.875% 6/15/26	2,178,000	2,278,841
CoreCivic, Inc.:
4.625% 5/1/23	679,000	680,494
5% 10/15/22	1,147,000	1,170,514
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	800,000	822,500

TOTAL SERVICES		10,053,237

Super Retail - 0.3%
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,227,769
Technology - 5.7%
Entegris, Inc. 4.625% 2/10/26 (a)	2,164,000	2,231,625
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,052,000	2,272,590
Gartner, Inc. 5.125% 4/1/25 (a)	386,000	398,584
Match Group, Inc. 4.125% 8/1/30 (a)	305,000	298,809
Nortonlifelock, Inc. 5% 4/15/25 (a)	6,041,000	6,132,594
Nuance Communications, Inc. 5.625% 12/15/26	3,578,000	3,774,790
Open Text Corp. 3.875% 2/15/28 (a)	760,000	756,352
Open Text Holdings, Inc. 4.125% 2/15/30(a)	1,165,000	1,159,175
Qorvo, Inc. 5.5% 7/15/26	1,272,000	1,313,976
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,407,000	1,468,205
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,030,000	3,090,600

TOTAL TECHNOLOGY		22,897,300

Telecommunications - 11.7%
Altice Financing SA:
5% 1/15/28 (a)	460,000	446,154
7.5% 5/15/26 (a)	2,121,000	2,237,655
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,719,000	2,868,545
7.5% 10/15/26 (a)	3,805,000	3,995,250
Century Telephone Enterprises, Inc. 6.875% 1/15/28	80,000	88,800
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,440,000	2,458,300
5.625% 4/1/25	845,000	880,913
Level 3 Financing, Inc.:
5.25% 3/15/26	2,661,000	2,747,483
5.375% 1/15/24	721,000	719,212
5.375% 5/1/25	1,587,000	1,620,057
Millicom International Cellular SA:
5.125% 1/15/28 (a)	1,500,000	1,545,000
6% 3/15/25 (a)	435,000	445,739
6.625% 10/15/26 (a)	3,242,000	3,468,940
Neptune Finco Corp. 6.625% 10/15/25 (a)	6,169,000	6,446,728
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,900,000	3,023,250
SBA Communications Corp. 4.875% 9/1/24	1,443,000	1,481,788
SFR Group SA 7.375% 5/1/26 (a)	2,525,000	2,647,968
T-Mobile U.S.A., Inc. 4.5% 2/1/26	974,000	987,100
Telecom Italia Capital SA:
6% 9/30/34	739,000	831,375
6.375% 11/15/33	418,000	484,537
Telecom Italia SpA 5.303% 5/30/24 (a)	5,102,000	5,446,385
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,532,000

TOTAL TELECOMMUNICATIONS		47,403,179

Utilities - 5.7%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	290,000	295,075
5.75% 10/15/25	862,000	890,730
InterGen NV 7% 6/30/23 (a)	1,496,000	1,466,080
NextEra Energy Partners LP 4.25% 9/15/24 (a)	1,594,000	1,604,680
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,251,000	1,300,277
5.75% 1/15/28	559,000	580,689
6.625% 1/15/27	480,000	500,458
NRG Yield Operating LLC 5% 9/15/26	1,775,000	1,818,141
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,213,380	4,676,852
The AES Corp.:
4.875% 5/15/23	282,000	279,397
6% 5/15/26	1,554,000	1,598,988
Vistra Operations Co. LLC:
5% 7/31/27 (a)	2,052,000	2,072,828
5.5% 9/1/26 (a)	5,052,000	5,110,628
5.625% 2/15/27 (a)	960,000	984,000

TOTAL UTILITIES		23,178,823

TOTAL NONCONVERTIBLE BONDS
(Cost $359,728,990)		368,710,406

Preferred Securities - 4.9%
Banks & Thrifts - 3.4%
Bank of America Corp. 6.25% (b)(d)	5,647,000	6,376,253
Citigroup, Inc. 4.7% (b)(d)	1,065,000	1,055,584
JPMorgan Chase & Co. 4.6% (b)(d)	1,775,000	1,792,358
Wells Fargo & Co. 5.9% (b)(d)	4,324,000	4,690,557

TOTAL BANKS & THRIFTS		13,914,752

Diversified Financial Services - 1.0%
AerCap Holdings NV 5.875% 10/10/79 (b)	3,990,000	4,141,437
Energy - 0.5%
MPLX LP 6.875% (b)(d)	1,901,000	1,839,851
TOTAL PREFERRED SECURITIES
(Cost $19,078,571)		19,896,040
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.60% (e)
(Cost $9,551,897)	9,551,925	9,553,836
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $388,359,458)		398,160,282
NET OTHER ASSETS (LIABILITIES) - 1.4%		5,800,866
NET ASSETS - 100%		$403,961,148

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,319,329 or 56.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$168,332
Total	$168,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$368,710,406	$--	$368,710,406	$--
Preferred Securities	19,896,040	--	19,896,040	--
Money Market Funds	9,553,836	9,553,836	--	--
Total Investments in Securities:	$398,160,282	$9,553,836	$388,606,446	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.3%
Multi-National	4.5%
Luxembourg	4.0%
Netherlands	3.9%
Canada	2.0%
Cayman Islands	1.9%
Ireland	1.7%
Italy	1.3%
Bermuda	1.1%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $378,807,561)	$388,606,446
Fidelity Central Funds (cost $9,551,897)	9,553,836
Total Investment in Securities (cost $388,359,458)		$398,160,282
Receivable for investments sold		3,130,797
Interest receivable		5,248,457
Distributions receivable from Fidelity Central Funds		16,007
Total assets		406,555,543
Liabilities
Payable to custodian bank	$2,304,767
Payable for investments purchased	284,600
Other payables and accrued expenses	5,028
Total liabilities		2,594,395
Net Assets		$403,961,148
Net Assets consist of:
Paid in capital		$388,323,395
Total accumulated earnings (loss)		15,637,753
Net Assets		$403,961,148
Net Asset Value, offering price and redemption price per share ($403,961,148 ÷ 4,039,939 shares)		$99.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$603,403
Interest		12,186,740
Income from Fidelity Central Funds		168,332
Total income		12,958,475
Expenses
Custodian fees and expenses	$188
Independent directors' fees and expenses	1,501
Total expenses		1,689
Net investment income (loss)		12,956,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,587,903
Total net realized gain (loss)		9,587,903
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,648,037)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(12,648,036)
Net gain (loss)		(3,060,133)
Net increase (decrease) in net assets resulting from operations		$9,896,653

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,956,786	$43,711,872
Net realized gain (loss)	9,587,903	13,795,871
Change in net unrealized appreciation (depreciation)	(12,648,036)	22,681,368
Net increase (decrease) in net assets resulting from operations	9,896,653	80,189,111
Distributions to shareholders	(19,450,628)	(47,610,328)
Affiliated share transactions
Proceeds from sales of shares	21,031,519	269,927,924
Reinvestment of distributions	19,450,628	46,711,482
Cost of shares redeemed	(228,125,762)	(467,256,796)
Net increase (decrease) in net assets resulting from share transactions	(187,643,615)	(150,617,390)
Total increase (decrease) in net assets	(197,197,590)	(118,038,607)
Net Assets
Beginning of period	601,158,738	719,197,345
End of period	$403,961,148	$601,158,738
Other Information
Shares
Sold	206,673	2,832,140
Issued in reinvestment of distributions	191,394	472,512
Redeemed	(2,235,616)	(4,631,199)
Net increase (decrease)	(1,837,549)	(1,326,547)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$102.28	$99.83	$104.63	$103.06	$101.49	$107.68
Income from Investment Operations
Net investment income (loss)A	2.612	5.368	5.188	5.489	5.682	5.462
Net realized and unrealized gain (loss)	(1.004)	2.981	(2.758)	1.901	1.436	(6.176)
Total from investment operations	1.608	8.349	2.430	7.390	7.118	(.714)
Distributions from net investment income	(2.601)	(5.335)	(5.217)	(5.531)	(5.548)	(5.476)
Distributions from net realized gain	(1.297)	(.564)	(2.013)	(.289)	–	–
Total distributions	(3.898)	(5.899)	(7.230)	(5.820)	(5.548)	(5.476)
Net asset value, end of period	$99.99	$102.28	$99.83	$104.63	$103.06	$101.49
Total ReturnB,C	1.57%	8.73%	2.42%	7.39%	7.39%	(.70)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	5.13%G	5.42%	5.13%	5.31%	5.75%	5.22%
Supplemental Data
Net assets, end of period (000 omitted)	$403,961	$601,159	$719,197	$768,593	$834,126	$749,914
Portfolio turnover rateH	36%G	45%I	62%	51%	46%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than $.0005 per share.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, redemptions in kind and losses deferred to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,846,023
Gross unrealized depreciation	(3,046,633)
Net unrealized appreciation (depreciation)	$9,799,390
Tax cost	$388,360,892

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	85,303,075	268,195,885

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 2,350,309 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $238,156,796. The Fund had a net realized gain of $10,612,883 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.0007%	$1,000.00	$1,015.70	$ --C
Hypothetical-D		$1,000.00	$1,024.86	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .0005%.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SHI-SANN-0420
1.820820.114

Fidelity® High Income Central Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of February 29, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.1
Ally Financial, Inc.	2.3
Tenet Healthcare Corp.	2.3
Citigroup, Inc.	2.0
TransDigm, Inc.	1.9
11.6

Top Five Market Sectors as of February 29, 2020

% of fund's net assets
Energy	14.4
Healthcare	9.7
Telecommunications	8.5
Cable/Satellite TV	7.3
Banks & Thrifts	6.6

Quality Diversification (% of fund's net assets)

As of February 29, 2020
BBB	4.0%
BB	37.7%
B	34.5%
CCC,CC,C	13.1%
D	1.9%
Not Rated	1.5%
Equities	1.8%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Nonconvertible Bonds	78.5%
Convertible Bonds, Preferred Stocks	1.1%
Common Stocks	1.8%
Bank Loan Obligations	8.5%
Other Investments	4.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 20.0%

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.6%
	Principal Amount	Value
Convertible Bonds - 1.1%
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	$5,364,000	$4,986,751
3.375% 8/15/26	15,543,000	15,006,884
		19,993,635
Energy - 0.3%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	10,175,000	5,367,836
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	827,986
		6,195,822

TOTAL CONVERTIBLE BONDS		26,189,457

Nonconvertible Bonds - 78.5%
Aerospace - 2.9%
Arconic Rolled Products Corp. 6.125% 2/15/28 (a)	1,510,000	1,555,300
BBA U.S. Holdings, Inc.:
4% 3/1/28 (a)	2,465,000	2,433,941
5.375% 5/1/26 (a)	3,245,000	3,311,052
Bombardier, Inc.:
7.5% 12/1/24 (a)	4,520,000	4,574,692
7.875% 4/15/27 (a)	10,425,000	10,346,813
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,290,000	3,443,988
DAE Funding LLC:
4.5% 8/1/22 (a)	1,665,000	1,688,227
5% 8/1/24 (a)	1,830,000	1,899,879
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	653,374
Moog, Inc. 4.25% 12/15/27 (a)	735,000	747,863
TransDigm UK Holdings PLC 6.875% 5/15/26	2,355,000	2,472,750
TransDigm, Inc.:
5.5% 11/15/27 (a)	16,420,000	16,400,296
6.25% 3/15/26 (a)	4,675,000	4,949,666
6.375% 6/15/26	130,000	133,582
6.5% 5/15/25	1,000,000	1,032,200
7.5% 3/15/27	8,825,000	9,299,785
Wolverine Escrow LLC 8.5% 11/15/24 (a)	1,645,000	1,604,204
		66,547,612
Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 5/1/22	13	13
9.798% 10/1/22	237,314	244,294
		244,307
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc.:
5% 10/1/24 (a)	1,160,000	1,173,004
5.875% 6/1/29 (a)	1,625,000	1,761,094
Ford Motor Credit Co. LLC 3.087% 1/9/23	4,980,000	4,993,108
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	648,965
IAA Spinco, Inc. 5.5% 6/15/27 (a)	1,115,000	1,180,506
Lithia Motors, Inc. 4.625% 12/15/27 (a)	1,035,000	1,059,509
		10,816,186
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,194,863
5.75% 11/20/25	3,270,000	3,690,686
8% 11/1/31	11,003,000	15,309,574
8% 11/1/31	24,518,000	33,941,201
		54,136,324
Broadcasting - 1.6%
CBS Radio, Inc. 7.25% 11/1/24 (a)	1,015,000	1,064,481
Entercom Media Corp. 6.5% 5/1/27 (a)	1,270,000	1,327,150
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	49,852
8.375% 5/1/27	84,077	91,303
9% 5/15/22 (b)	780,000	0
Netflix, Inc.:
4.875% 4/15/28	1,735,000	1,826,452
5.875% 11/15/28	2,195,000	2,467,839
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	2,755,000	2,851,563
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	2,215,000	2,298,063
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,155,000	2,149,893
4.625% 7/15/24 (a)	3,615,000	3,726,884
5% 8/1/27 (a)	7,435,000	7,778,869
5.375% 4/15/25 (a)	3,241,040	3,324,756
5.375% 7/15/26 (a)	3,120,000	3,228,576
Tegna, Inc. 5% 9/15/29 (a)	4,385,000	4,346,631
		36,532,312
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	505,000	522,044
Building Materials Corp. of America:
5.5% 2/15/23 (a)	303,000	306,845
6% 10/15/25 (a)	1,165,000	1,217,425
HD Supply, Inc. 5.375% 10/15/26 (a)	3,760,000	3,933,900
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	510,000	457,407
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	432,480
		6,870,101
Cable/Satellite TV - 6.8%
Altice SA 7.625% 2/15/25 (a)	2,835,000	2,941,313
Cablevision Systems Corp. 5.875% 9/15/22	805,000	845,371
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	3,095,000	3,129,819
4.75% 3/1/30 (a)	5,200,000	5,356,000
5% 2/1/28 (a)	10,535,000	10,956,400
5.125% 5/1/23 (a)	4,310,000	4,360,427
5.125% 5/1/27 (a)	16,885,000	17,555,335
5.375% 5/1/25 (a)	1,600,000	1,644,160
5.5% 5/1/26 (a)	5,950,000	6,173,720
5.75% 9/1/23	1,160,000	1,171,020
5.75% 1/15/24	615,000	626,870
5.75% 2/15/26 (a)	6,925,000	7,199,923
5.875% 4/1/24 (a)	2,995,000	3,076,464
5.875% 5/1/27 (a)	8,600,000	8,979,303
CSC Holdings LLC:
5.375% 2/1/28 (a)	8,195,000	8,525,504
5.5% 5/15/26 (a)	4,470,000	4,628,037
5.5% 4/15/27 (a)	11,830,000	12,451,075
5.75% 1/15/30 (a)	3,690,000	3,902,175
6.5% 2/1/29 (a)	5,110,000	5,646,039
7.5% 4/1/28 (a)	4,545,000	5,124,488
DISH DBS Corp.:
5% 3/15/23	4,720,000	4,749,972
5.875% 7/15/22	3,205,000	3,344,257
5.875% 11/15/24	4,370,000	4,482,440
6.75% 6/1/21	1,122,000	1,161,842
7.75% 7/1/26	7,015,000	7,538,038
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (a)	2,440,000	2,565,904
Virgin Media Finance PLC 4.875% 2/15/22	845,000	852,394
VTR Finance BV 6.875% 1/15/24 (a)	845,000	862,032
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	1,155,000	1,169,207
6% 1/15/27 (a)	4,760,000	5,015,850
Ziggo BV:
4.875% 1/15/30 (a)	1,730,000	1,797,038
5.5% 1/15/27 (a)	10,001,000	10,301,430
		158,133,847
Chemicals - 2.0%
Blue Cube Spinco, Inc. 9.75% 10/15/23	1,175,000	1,237,052
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,053,021
4.95% 6/1/43	6,210,000	6,587,568
5.15% 3/15/34	5,790,000	6,502,170
5.375% 3/15/44	12,705,000	14,244,973
OCI NV:
5.25% 11/1/24 (a)	3,965,000	4,044,300
6.625% 4/15/23 (a)	3,625,000	3,755,500
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	945,000	937,629
The Chemours Co. LLC:
5.375% 5/15/27	1,710,000	1,466,667
7% 5/15/25	2,465,000	2,298,613
Valvoline, Inc.:
4.25% 2/15/30 (a)	1,600,000	1,578,000
4.375% 8/15/25	970,000	999,100
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	354,056
5.625% 10/1/24 (a)	1,095,000	1,209,975
		46,268,624
Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	45,666
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	381,407
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,208,477
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	3,285,000	3,260,363
The Scotts Miracle-Gro Co. 4.5% 10/15/29 (a)	3,335,000	3,451,725
		8,347,638
Containers - 0.9%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(c)	2,525,000	2,540,908
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	9,318,000	9,714,015
Berry Global, Inc. 4.5% 2/15/26 (a)	3,580,000	3,522,004
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	370,110
OI European Group BV 4% 3/15/23 (a)	1,595,000	1,612,944
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	730,000	649,481
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	650,000	656,500
7% 7/15/24 (a)	950,000	958,911
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	1,510,000	1,564,741
		21,589,614
Diversified Financial Services - 5.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	1,995,853
Aircastle Ltd. 5% 4/1/23	755,000	821,870
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	2,135,000	2,124,325
CIT Group, Inc.:
4.125% 3/9/21	1,570,000	1,585,700
5% 8/15/22	472,000	493,485
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	2,515,000	2,318,880
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (a)	3,315,000	3,447,666
FLY Leasing Ltd.:
5.25% 10/15/24	8,005,000	8,205,125
6.375% 10/15/21	2,460,000	2,490,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	3,325,000	3,391,500
5.25% 5/15/27 (a)	3,325,000	3,341,625
6.25% 2/1/22	4,960,000	5,044,915
6.25% 5/15/26	7,675,000	7,867,719
6.375% 12/15/25	5,145,000	5,312,213
6.75% 2/1/24	1,565,000	1,619,775
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	3,595,000	2,121,050
International Lease Finance Corp. 5.875% 8/15/22	570,000	621,064
MSCI, Inc.:
4% 11/15/29 (a)	5,785,000	5,994,996
4.75% 8/1/26 (a)	1,485,000	1,542,113
5.375% 5/15/27 (a)	1,070,000	1,144,900
5.75% 8/15/25 (a)	1,390,000	1,438,650
Navient Corp.:
5% 10/26/20	345,000	348,347
5.5% 1/25/23	990,000	1,012,275
5.875% 10/25/24	6,145,000	6,298,748
6.5% 6/15/22	2,235,000	2,329,988
6.625% 7/26/21	675,000	694,926
7.25% 1/25/22	1,185,000	1,247,213
7.25% 9/25/23	3,035,000	3,262,625
8% 3/25/20	2,730,000	2,739,555
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (a)	3,990,000	4,246,148
5.5% 2/15/24 (a)	6,275,000	6,900,193
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,769,337
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	7,120,000	7,137,800
6.875% 2/15/23 (a)	4,015,000	4,035,075
Springleaf Finance Corp.:
7.125% 3/15/26	7,605,000	8,441,550
8.25% 12/15/20	1,195,000	1,241,306
Ypso Finance BIS SA 10.5% 5/15/27 (a)	4,240,000	4,833,600
		119,462,860
Diversified Media - 0.3%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,875,000	1,879,688
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	1,645,000	1,624,438
5.5% 10/1/21 (a)	175,000	175,219
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	870,625
Viacom, Inc.:
5.875% 2/28/57 (c)	1,375,000	1,402,500
6.25% 2/28/57 (c)	1,850,000	1,956,375
		7,908,845
Energy - 12.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	592,675
5.75% 3/1/27 (a)	4,350,000	2,958,000
5.75% 1/15/28 (a)	2,220,000	1,523,919
Antero Resources Finance Corp. 5.375% 11/1/21	2,780,000	2,317,825
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (a)	2,475,000	2,382,435
6.875% 4/1/27 (a)	700,000	710,969
Baytex Energy Corp. 5.625% 6/1/24 (a)	830,000	747,000
California Resources Corp. 8% 12/15/22 (a)	28,815,000	6,627,450
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,486,304
5.625% 10/1/26	2,155,000	2,165,775
Chesapeake Energy Corp.:
4.875% 4/15/22	3,200,000	1,632,000
5.375% 6/15/21	985,000	683,787
5.75% 3/15/23	5,440,000	2,230,400
6.625% 8/15/20	4,030,000	3,526,250
7% 10/1/24	2,530,000	885,500
11.5% 1/1/25 (a)	8,008,000	4,784,780
Citgo Holding, Inc. 9.25% 8/1/24 (a)	2,625,000	2,730,000
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,365,000
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	844,600
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	525,638
Comstock Escrow Corp. 9.75% 8/15/26	6,330,000	5,301,375
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(c)(d)	8,045,000	7,964,804
6.5% 5/15/26 (a)	8,405,000	8,214,585
6.875% 6/15/25 (a)	5,130,000	4,991,490
Covey Park Energy LLC 7.5% 5/15/25 (a)	7,955,000	5,864,426
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,021,488
CVR Energy, Inc.:
5.25% 2/15/25 (a)	4,990,000	4,653,175
5.75% 2/15/28 (a)	4,990,000	4,715,550
DCP Midstream LLC 5.85% 5/21/43 (a)(c)	3,410,000	3,069,000
DCP Midstream Operating LP 5.375% 7/15/25	4,985,000	5,221,887
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	13,153,000	7,372,257
9% 5/15/21 (a)	355,000	310,625
9.25% 3/31/22 (a)	4,105,000	3,284,000
EG Global Finance PLC:
6.75% 2/7/25 (a)	12,050,000	11,778,875
8.5% 10/30/25 (a)	2,520,000	2,594,844
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (a)	4,185,000	4,089,582
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(e)	19,900,000	11,741,000
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	868,362
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,900,000	6,882,888
Hess Midstream Partners LP 5.125% 6/15/28 (a)	2,905,000	2,832,375
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	1,735,000	1,370,650
Jonah Energy LLC 7.25% 10/15/25 (a)	10,465,000	2,511,600
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,685,000	2,134,575
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,415,000	2,415,000
MEG Energy Corp.:
7% 3/31/24 (a)	6,096,000	5,775,960
7.125% 2/1/27 (a)	4,990,000	4,706,917
MPLX LP 6.375% 5/1/24 (a)	1,185,000	1,231,999
Murphy Oil Corp. 5.875% 12/1/27	3,290,000	3,211,303
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	3,010,630
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	985,125
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	600,000	477,000
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	161,200
6.05% 3/1/41	835,000	225,450
6.2% 8/1/40	2,270,000	635,600
7.75% 1/15/24	1,886,000	762,265
7.95% 4/1/25 (c)	3,080,000	1,160,144
Oasis Petroleum, Inc. 6.875% 3/15/22	563,000	441,955
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(c)	154,146	39,950
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	775,000	767,250
5.375% 1/15/25 (a)	4,270,000	4,270,085
5.625% 10/15/27 (a)	1,225,000	1,214,281
6.25% 6/1/24 (a)	4,390,000	4,596,769
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (a)	5,755,000	5,683,063
7.25% 6/15/25	2,085,000	2,144,068
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	4,030,621
Peabody Energy Corp.:
6% 3/31/22 (a)	545,000	465,703
6.375% 3/31/25 (a)	680,000	467,500
Pride International, Inc. 7.875% 8/15/40	2,554,000	947,355
Sanchez Energy Corp.:
6.125% 1/15/23 (e)	7,455,000	223,650
7.25% 2/15/23 (a)(e)	14,865,000	8,175,750
SESI LLC 7.75% 9/15/24	985,000	475,272
SM Energy Co.:
5% 1/15/24	2,930,000	2,300,636
5.625% 6/1/25	3,115,000	2,411,540
6.625% 1/15/27	1,145,000	887,375
6.75% 9/15/26	805,000	635,950
Southwestern Energy Co.:
7.5% 4/1/26	3,340,000	2,546,750
7.75% 10/1/27	2,095,000	1,586,963
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,335,000	2,328,042
5.5% 2/15/26	1,885,000	1,913,464
6% 4/15/27	5,495,000	5,632,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,070,550
5.25% 5/1/23	710,000	708,296
5.375% 2/1/27	1,025,000	1,050,625
5.5% 3/1/30 (a)	2,470,000	2,444,559
5.875% 4/15/26	3,295,000	3,394,180
6.5% 7/15/27	1,275,000	1,326,000
6.75% 3/15/24	4,245,000	4,324,679
6.875% 1/15/29	2,255,000	2,432,581
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,000,000	2,032,540
4.75% 1/15/30 (a)	8,295,000	8,616,431
5% 1/31/28 (a)	1,610,000	1,732,843
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	2,705,000	2,617,088
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,975,000	1,911,010
6.875% 9/1/27	390,000	377,832
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,706,837	204,820
Valaris PLC:
4.5% 10/1/24	4,290,000	1,801,800
5.2% 3/15/25	2,980,000	1,147,300
5.75% 10/1/44	1,156,000	353,308
7.75% 2/1/26	2,135,000	843,218
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,105,000	1,123,012
W&T Offshore, Inc. 9.75% 11/1/23 (a)	2,455,000	2,178,813
Weatherford International Ltd. 11% 12/1/24 (a)	3,802,000	3,636,233
		280,782,398
Entertainment/Film - 0.3%
Allen Media LLC 10.5% 2/15/28 (a)	2,335,000	2,241,600
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	400,000	407,500
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)(e)	11,300,282	5,198,130
		7,847,230
Environmental - 0.4%
Covanta Holding Corp. 6% 1/1/27	970,000	999,100
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	8,490,000	8,575,070
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	307,237
		9,881,407
Food & Drug Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 2/15/23 (a)	2,960,000	2,963,700
4.625% 1/15/27 (a)	3,435,000	3,383,475
4.875% 2/15/30 (a)	3,395,000	3,395,000
Performance Food Group, Inc. 5.5% 6/1/24 (a)	1,550,000	1,565,500
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)	603,781	585,668
		11,893,343
Food/Beverage/Tobacco - 3.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,700,000	3,755,870
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,591,278
Darling International, Inc. 5.25% 4/15/27 (a)	2,760,000	2,898,000
ESAL GmbH 6.25% 2/5/23 (a)	1,103,000	1,107,147
JBS Investments II GmbH:
5.75% 1/15/28 (a)	2,330,000	2,434,850
7% 1/15/26 (a)	2,260,000	2,412,550
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	12,745,000	13,047,694
5.875% 7/15/24 (a)	8,690,000	8,842,249
6.75% 2/15/28 (a)	6,150,000	6,668,445
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	4,395,000	4,638,087
6.5% 4/15/29 (a)	3,640,000	3,948,308
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	2,130,000	2,236,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,098,076
4.875% 11/1/26 (a)	320,000	332,016
Post Holdings, Inc.:
4.625% 4/15/30 (a)	1,550,000	1,527,665
5% 8/15/26 (a)	6,160,000	6,283,200
5.75% 3/1/27 (a)	5,865,000	6,103,383
		68,925,318
Gaming - 2.3%
Boyd Gaming Corp.:
6% 8/15/26	680,000	698,496
6.375% 4/1/26	395,000	411,788
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	9,185,000	9,019,854
Chukchansi Economic Development Authority 9.75% 5/30/20 (a)(e)	2,860,873	1,430,437
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	1,085,750
Eldorado Resorts, Inc. 6% 9/15/26	1,285,000	1,394,225
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	935,000	998,113
International Game Technology PLC 6.25% 1/15/27 (a)	960,000	1,014,739
MCE Finance Ltd.:
4.875% 6/6/25 (a)	2,585,000	2,597,893
5.25% 4/26/26 (a)	2,625,000	2,646,224
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,460,850
5.75% 2/1/27	2,590,000	2,836,050
MGM Mirage, Inc.:
5.5% 4/15/27	2,760,000	2,979,972
7.75% 3/15/22	660,000	721,050
Scientific Games Corp.:
5% 10/15/25 (a)	2,730,000	2,738,531
6.625% 5/15/21	5,350,000	5,343,313
Stars Group Holdings BV 7% 7/15/26 (a)	2,935,000	3,155,125
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,090,425
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	3,915,000	3,836,700
Transocean, Inc. 7.25% 11/1/25 (a)	5,060,000	4,187,150
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,685,000	1,755,441
Wynn Macau Ltd. 5.5% 10/1/27 (a)	100,000	100,938
		54,503,064
Healthcare - 9.2%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	3,955,000	4,004,438
Catalent Pharma Solutions 5% 7/15/27 (a)	825,000	859,031
Centene Corp.:
3.375% 2/15/30 (a)	1,990,000	1,990,000
4.25% 12/15/27 (a)	2,460,000	2,530,848
4.625% 12/15/29 (a)	3,825,000	4,092,750
5.25% 4/1/25 (a)	4,820,000	4,958,575
5.375% 6/1/26 (a)	4,775,000	5,025,688
5.375% 8/15/26 (a)	1,775,000	1,863,750
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	735,000	739,631
5.5% 4/1/26 (a)	1,235,000	1,298,510
Community Health Systems, Inc.:
6.25% 3/31/23	8,955,000	8,971,835
8% 3/15/26 (a)	14,545,000	15,020,622
8.125% 6/30/24 (a)	1,835,000	1,688,200
8.625% 1/15/24 (a)	3,285,000	3,432,102
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,160,000
DaVita HealthCare Partners, Inc. 5% 5/1/25	9,390,000	9,528,503
Encompass Health Corp.:
5.75% 11/1/24	3,083,000	3,110,223
5.75% 9/15/25	4,660,000	4,819,232
HCA Holdings, Inc.:
4.5% 2/15/27	615,000	680,036
5.25% 6/15/26	645,000	737,771
5.375% 2/1/25	6,835,000	7,556,093
5.625% 9/1/28	3,260,000	3,694,819
5.875% 5/1/23	1,150,000	1,256,375
5.875% 2/15/26	5,470,000	6,174,974
5.875% 2/1/29	1,355,000	1,563,033
6.25% 2/15/21	1,045,000	1,085,546
Hologic, Inc.:
4.375% 10/15/25 (a)	3,360,000	3,421,992
4.625% 2/1/28 (a)	685,000	710,489
IMS Health, Inc.:
5% 10/15/26 (a)	1,750,000	1,805,309
5% 5/15/27 (a)	1,385,000	1,431,744
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,120,000	6,386,281
5.25% 8/1/26	4,066,000	4,230,083
5.5% 5/1/24	1,235,000	1,256,613
6.375% 3/1/24	3,280,000	3,382,500
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (a)	1,015,000	997,238
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	3,995,000	3,396,150
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29	2,643,000	2,803,430
Service Corp. International 5.125% 6/1/29	1,845,000	1,994,906
SP Finco LLC 6.75% 7/1/25 (a)	250,000	245,450
Surgery Center Holdings, Inc. 10% 4/15/27 (a)	2,760,000	3,015,300
Tenet Healthcare Corp.:
4.625% 7/15/24	9,240,000	9,240,185
5.125% 5/1/25	12,665,000	12,759,988
6.25% 2/1/27 (a)	6,915,000	7,243,463
6.75% 6/15/23	10,590,000	11,331,300
8.125% 4/1/22	10,395,000	11,262,463
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (a)	4,015,000	3,962,283
5.25% 1/30/30 (a)	2,120,000	2,096,150
5.5% 3/1/23 (a)	661,000	660,174
5.75% 8/15/27 (a)	640,000	680,800
5.875% 5/15/23 (a)	323,000	324,211
7% 3/15/24 (a)	6,265,000	6,450,319
8.5% 1/31/27 (a)	2,815,000	3,088,843
9% 12/15/25 (a)	1,775,000	1,976,392
9.25% 4/1/26 (a)	5,560,000	6,212,299
Vizient, Inc. 6.25% 5/15/27 (a)	680,000	725,900
		213,934,840
Homebuilders/Real Estate - 1.9%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	3,345,000	3,336,704
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,055,000	1,068,082
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,770,000	5,840,394
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,570,000	1,595,544
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,769,513
5% 6/15/27	780,000	871,798
5.25% 6/1/26	1,791,000	1,973,682
5.875% 11/15/24	520,000	567,684
M/I Homes, Inc. 5.625% 8/1/25	480,000	500,400
Mattamy Group Corp. 6.5% 10/1/25 (a)	800,000	858,296
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	618,075
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,468,400
5% 12/15/21	865,000	855,286
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	2,265,000	2,446,200
5.75% 1/15/28 (a)	2,945,000	3,253,872
5.875% 6/15/27 (a)	2,250,000	2,520,000
6% 9/1/23 (a)	540,000	557,442
VICI Properties, Inc.:
3.5% 2/15/25 (a)	3,190,000	3,194,945
3.75% 2/15/27 (a)	2,460,000	2,441,550
4.125% 8/15/30 (a)	3,070,000	3,073,838
4.25% 12/1/26 (a)	1,655,000	1,671,716
4.625% 12/1/29 (a)	1,655,000	1,708,788
William Lyon Homes, Inc. 7% 8/15/22	142,000	142,043
		43,334,252
Hotels - 0.4%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	8,990,000	9,229,134
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	5,180,000	5,061,896
8.125% 2/15/24 (a)	1,775,000	1,893,126
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,835,000	3,981,229
HUB International Ltd. 7% 5/1/26 (a)	1,395,000	1,408,880
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	3,250,000	3,234,985
		15,580,116
Leisure - 0.1%
Studio City Co. Ltd. 7.25% 11/30/21 (a)	1,295,000	1,311,997
Voc Escrow Ltd. 5% 2/15/28 (a)	1,800,000	1,606,500
		2,918,497
Metals/Mining - 2.3%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(e)	1,099,000	0
Arconic, Inc. 5.95% 2/1/37	1,505,000	1,670,204
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	4,975,000	5,273,500
Constellium NV 5.875% 2/15/26 (a)	1,240,000	1,260,150
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	6,570,000	6,168,113
6.875% 3/1/26 (a)	5,275,000	5,004,656
7.25% 5/15/22 (a)	900,000	883,575
7.25% 4/1/23 (a)	6,215,000	5,966,400
7.5% 4/1/25 (a)	6,770,000	6,431,500
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,765,000	1,796,223
5.125% 3/15/23 (a)	1,530,000	1,572,381
5.125% 5/15/24 (a)	770,000	796,627
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,058,000	2,076,316
3.875% 3/15/23	2,960,000	2,975,688
5.4% 11/14/34	1,070,000	1,043,630
5.45% 3/15/43	7,175,000	6,959,750
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,585,000	3,531,225
		53,409,938
Paper - 0.2%
Berry Global Escrow Corp.:
4.875% 7/15/26 (a)	1,355,000	1,378,306
5.625% 7/15/27 (a)	1,110,000	1,154,345
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	2,080,000	2,022,842
7.875% 7/15/26 (a)	275,000	279,125
		4,834,618
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	3,287,000	3,290,123
4.375% 1/15/28 (a)	2,745,000	2,731,275
5% 10/15/25 (a)	1,875,000	1,883,588
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	7,195,000	7,066,929
8.75% 10/1/25 (a)	1,385,000	1,390,831
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	1,325,000	1,354,813
5% 6/1/24 (a)	6,145,000	6,193,423
		23,910,982
Services - 2.1%
ADT Corp. 4.875% 7/15/32 (a)	1,075,000	1,016,090
Aramark Services, Inc. 5% 4/1/25 (a)	1,235,000	1,275,138
ASGN, Inc. 4.625% 5/15/28 (a)	5,875,000	5,809,200
Avantor, Inc. 6% 10/1/24 (a)	740,000	776,689
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	5,780,000	5,621,050
CDK Global, Inc.:
4.875% 6/1/27	460,000	473,800
5.25% 5/15/29 (a)	1,305,000	1,391,456
5.875% 6/15/26	1,615,000	1,689,775
CoreCivic, Inc.:
4.625% 5/1/23	255,000	255,561
5% 10/15/22	1,832,000	1,869,556
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,900,000	1,953,438
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	434,564
4.75% 2/15/25(a)	955,000	1,058,789
5% 11/1/22 (a)	200,000	216,135
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	832,194
Laureate Education, Inc. 8.25% 5/1/25 (a)	6,120,000	6,487,996
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (a)	830,000	857,332
Sotheby's 7.375% 10/15/27 (a)	5,255,000	5,228,725
Tempo Acquisition LLC 6.75% 6/1/25 (a)	3,310,000	3,294,509
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,573,758
5.875% 10/15/24	685,000	640,475
6% 4/15/26	6,055,000	5,479,775
		48,236,005
Steel - 0.3%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,480,000	2,486,200
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,209,550
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	2,225,000	2,277,844
		6,973,594
Super Retail - 0.3%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (a)	1,275,000	1,277,550
4.75% 3/1/30 (a)	1,270,000	1,292,225
6% 12/15/24	2,565,000	2,641,950
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,755,600
The William Carter Co. 5.625% 3/15/27 (a)	795,000	845,820
		7,813,145
Technology - 3.9%
Ascend Learning LLC:
6.875% 8/1/25 (a)	110,000	113,759
6.875% 8/1/25 (a)	1,055,000	1,086,650
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	11,460,000	11,516,727
Camelot Finance SA 4.5% 11/1/26 (a)	2,285,000	2,296,197
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,000,019
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,995,000	6,152,369
Entegris, Inc. 4.625% 2/10/26 (a)	1,735,000	1,789,219
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,260,000	2,502,950
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	934,503
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	2,235,000	2,324,400
Itron, Inc. 5% 1/15/26 (a)	745,000	766,832
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,775,000	1,850,438
Match Group, Inc.:
4.125% 8/1/30 (a)	2,335,000	2,287,600
5% 12/15/27 (a)	1,235,000	1,278,225
5.625% 2/15/29 (a)	2,035,000	2,149,469
Nortonlifelock, Inc.:
4.2% 9/15/20	655,000	657,918
5% 4/15/25 (a)	6,075,000	6,167,109
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,091,925
Open Text Corp.:
3.875% 2/15/28 (a)	3,095,000	3,080,144
5.875% 6/1/26 (a)	7,390,000	7,824,532
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	3,095,000	3,079,525
Qorvo, Inc. 4.375% 10/15/29 (a)	1,655,000	1,721,200
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	4,375,000	4,189,063
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	2,010,466
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	7,795,000	8,233,547
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,045,000	1,099,863
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,340,000	3,406,800
VeriSign, Inc. 4.625% 5/1/23	695,000	700,720
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (a)	8,255,000	7,058,025
		90,370,194
Telecommunications - 7.8%
Altice Financing SA:
5% 1/15/28 (a)	2,375,000	2,303,513
7.5% 5/15/26 (a)	10,700,000	11,288,500
Altice Finco SA 7.625% 2/15/25 (a)	7,615,000	7,929,119
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	4,165,000	4,394,075
7.5% 10/15/26 (a)	3,905,000	4,100,250
CenturyLink, Inc.:
4% 2/15/27 (a)	4,225,000	4,245,703
5.125% 12/15/26 (a)	5,000,000	5,037,500
Citizens Utilities Co. 7.05% 10/1/46	2,165,000	995,900
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	804,625
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,519,134
Front Range BidCo, Inc.:
4% 3/1/27 (a)(f)	3,835,000	3,724,744
6.125% 3/1/28 (a)(f)	2,115,000	2,085,919
Frontier Communications Corp.:
8% 4/1/27 (a)	4,265,000	4,424,938
8.5% 4/1/26 (a)	5,610,000	5,680,125
11% 9/15/25	6,805,000	3,113,288
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	2,965,000	2,559,773
Intelsat Luxembourg SA 8.125% 6/1/23	9,614,000	4,037,880
Level 3 Financing, Inc.:
3.875% 11/15/29 (a)	4,935,000	5,235,542
5.125% 5/1/23	2,740,000	2,746,850
5.375% 8/15/22	1,774,000	1,781,983
5.375% 1/15/24	4,265,000	4,254,423
5.375% 5/1/25	885,000	903,435
5.625% 2/1/23	830,000	833,113
Neptune Finco Corp. 10.875% 10/15/25 (a)	4,136,000	4,538,019
Qwest Corp. 6.75% 12/1/21	500,000	528,750
Sable International Finance Ltd. 5.75% 9/7/27 (a)	4,090,000	4,263,825
SBA Communications Corp. 3.875% 2/15/27 (a)	4,955,000	5,055,587
SFR Group SA:
5.5% 1/15/28 (a)	4,825,000	4,825,000
7.375% 5/1/26 (a)	7,465,000	7,828,546
8.125% 2/1/27 (a)	8,970,000	9,775,327
Sprint Capital Corp.:
6.875% 11/15/28	5,880,000	7,002,727
8.75% 3/15/32	11,195,000	15,547,616
Sprint Communications, Inc. 6% 11/15/22	2,375,000	2,547,425
Sprint Corp.:
7.125% 6/15/24	2,950,000	3,350,699
7.25% 9/15/21	1,845,000	1,958,191
7.625% 3/1/26	1,220,000	1,442,711
7.875% 9/15/23	10,285,000	11,759,149
Telecom Italia Capital SA:
6% 9/30/34	510,000	573,750
6.375% 11/15/33	285,000	330,366
Telecom Italia SpA 5.303% 5/30/24 (a)	2,020,000	2,156,350
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,532,000
Telesat Canada/Telesat LLC 6.5% 10/15/27 (a)	1,735,000	1,795,725
U.S. West Communications 7.25% 9/15/25	545,000	637,584
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,056,839
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,765,000	4,872,213
6.375% 5/15/25	2,725,000	2,786,313
		181,165,044
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	9,000	9,363
4.375% 5/1/26 (a)	7,000	7,453
5.125% 10/1/23 (a)	6,974,000	7,474,554
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	6,980,000	4,659,150
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	13,390,000	6,728,475
11.25% 8/15/22 (a)	3,540,000	2,517,825
Teekay Corp. 9.25% 11/15/22 (a)	1,990,000	2,079,550
		23,476,370
Utilities - 5.6%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	1,475,000	1,500,813
5.75% 10/15/25	2,375,000	2,454,159
DCP Midstream Operating LP 5.125% 5/15/29	4,715,000	4,632,488
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,265,000	4,414,275
DPL, Inc. 4.35% 4/15/29 (a)	7,200,000	6,727,196
Dynegy, Inc. 5.875% 6/1/23	1,745,000	1,761,351
InterGen NV 7% 6/30/23 (a)	30,215,000	29,610,700
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,670,000	3,694,589
4.5% 9/15/27 (a)	980,000	1,022,155
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,050,000	3,170,140
5.75% 1/15/28	7,270,000	7,552,076
6.625% 1/15/27	2,740,000	2,856,779
NRG Yield Operating LLC 5% 9/15/26	1,455,000	1,490,364
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	6,420,743	7,127,024
Pacific Gas & Electric Co.:
3.75% 8/15/42 (e)	350,000	350,000
3.95% 12/1/47 (e)	2,950,000	2,979,500
5.4% 1/15/40 (e)	1,505,000	1,711,938
5.8% 3/1/37 (e)	3,730,000	4,252,200
6.05% 3/1/34 (e)	20,275,000	23,138,844
TerraForm Global, Inc. 6.125% 3/1/26 (a)	2,450,000	2,535,750
The AES Corp.:
4% 3/15/21	3,125,000	3,128,188
4.5% 3/15/23	2,065,000	2,054,716
4.875% 5/15/23	3,418,000	3,386,452
5.125% 9/1/27	1,815,000	1,885,422
Vertiv Group Corp. 9.25% 10/15/24 (a)	2,450,000	2,619,981
Vistra Operations Co. LLC:
5.5% 9/1/26 (a)	2,595,000	2,625,115
5.625% 2/15/27 (a)	2,000,000	2,050,000
		130,732,215

TOTAL NONCONVERTIBLE BONDS		1,826,609,974

TOTAL CORPORATE BONDS
(Cost $1,907,238,552)		1,852,799,431
	Shares	Value

Common Stocks - 1.8%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (b)(g)	3,722	7,667
Motors Liquidation Co. GUC Trust (g)	28,306	237,487
UC Holdings, Inc. (b)(g)	32,168	524,017

TOTAL AUTOMOTIVE & AUTO PARTS		769,171

Broadcasting - 0.0%
DISH Network Corp. Class A (g)	16,438	551,002
iHeartMedia, Inc. warrants 5/1/39 (g)	8,204	123,956

TOTAL BROADCASTING		674,958

Chemicals - 0.0%
Corteva, Inc.	10,266	279,235
Dow, Inc.	10,266	414,849

TOTAL CHEMICALS		694,084

Energy - 0.1%
Forbes Energy Services Ltd. (g)	72,087	9,386
Pacific Drilling SA (g)	323,716	504,997
Tidewater, Inc.:
warrants 11/14/42 (g)	23,695	346,658
warrants 11/14/42 (g)	8,251	120,712
Tribune Resources, Inc. (b)(g)	182,155	579,253
Tribune Resources, Inc. warrants 3/30/23 (b)(g)	51,925	25,963
Ultra Petroleum Corp. warrants 7/14/25 (g)	33,810	0

TOTAL ENERGY		1,586,969

Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (b)(g)	158,789	6,254,699
Tops Markets Corp. (b)(g)	2,955	1,038,860
Tops Markets Corp. (Escrow) (b)(g)(h)	2,955,000	30

TOTAL FOOD & DRUG RETAIL		7,293,589

Gaming - 0.7%
Boyd Gaming Corp.	81,500	2,176,865
Eldorado Resorts, Inc. (g)	57,808	2,900,805
Gaming & Leisure Properties	126,400	5,646,288
Penn National Gaming, Inc. (g)	161,400	4,772,598
Studio City International Holdings Ltd. ADR (g)	28,000	490,000

TOTAL GAMING		15,986,556

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	242	4,288
Publishing/Printing - 0.0%
Tribune Publishing Co.	3,443	39,491
Services - 0.2%
CDK Global, Inc.	45,206	2,080,380
United Rentals, Inc. (g)	17,400	2,305,152

TOTAL SERVICES		4,385,532

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(g)	0	16,065
Utilities - 0.4%
NRG Energy, Inc.	60,111	1,996,286
Vistra Energy Corp.	359,562	6,914,377

TOTAL UTILITIES		8,910,663

TOTAL COMMON STOCKS
(Cost $49,844,548)		40,361,366

Convertible Preferred Stocks - 0.0%
Energy - 0.0%
Chesapeake Energy Corp. Series A, 5.75%
(Cost $3,542,557)	5,300	584,820
	Principal Amount	Value

Bank Loan Obligations - 8.5%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 5/30/25 (c)(d)(i)	3,488,371	3,403,360
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8534% 8/22/24 (c)(d)(i)	9,879,180	9,681,596

TOTAL AEROSPACE		13,084,956

Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/1/27 (c)(d)(i)(j)	1,125,000	1,106,719
Broadcasting - 0.1%
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1034% 8/24/24 (c)(d)(i)	1,254,155	1,256,350
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8/13/25 (c)(d)(i)(j)	905,000	909,525
Cable/Satellite TV - 0.5%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6585% 10/22/26 (c)(d)(i)	460,000	461,532
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 8/19/23 (c)(d)(i)	10,786,967	10,409,424

TOTAL CABLE/SATELLITE TV		10,870,956

Chemicals - 0.3%
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (c)(d)(i)	5,046,863	4,952,234
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6709% 10/1/25 (c)(d)(i)	851,096	821,308

TOTAL CHEMICALS		5,773,542

Diversified Financial Services - 0.2%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(c)(i)	2,208,227	2,208,227
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9273% 3/1/25 (c)(d)(i)	278,345	276,781
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 4/29/26 (c)(d)(i)	1,077,215	1,062,942

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,547,950

Energy - 1.8%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3534% 11/3/25 (c)(d)(i)	1,184,050	1,006,443
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 6/24/24 (c)(d)(i)	1,262,625	1,089,014
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (c)(d)(i)	11,970,000	6,014,925
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (c)(d)(i)	9,040,000	7,676,497
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (c)(d)(i)	9,300,000	8,424,219
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6034% 8/1/23 (c)(d)(i)	304,238	304,238
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (c)(d)(i)	536,825	524,075
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (c)(d)(i)	8,435,000	8,131,340
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6034% 3/1/24 (c)(d)(i)	4,780,000	1,593,317
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (c)(d)(i)	435,600	432,333
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 6.7821% 5/11/20 (b)(c)(d)(i)(k)	5,845,187	5,845,187
term loan 7.25% 5/11/20 (b)(c)(i)	1,710,000	1,710,000

TOTAL ENERGY		42,751,588

Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.7621% 5/31/24 (c)(d)(i)	10,342,500	9,463,388
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.9784% 11/25/22 (c)(d)(i)	1,828,482	1,800,725
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.5% 11/19/23 (c)(d)(i)	1,188,569	1,190,803

TOTAL FOOD & DRUG RETAIL		12,454,916

Gaming - 0.1%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 12/22/24 (c)(d)(i)	2,088,867	2,012,268
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 10/20/24 (c)(d)(i)	1,244,850	1,216,841

TOTAL GAMING		3,229,109

Healthcare - 0.5%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.625% 6/13/26 (c)(d)(i)	12,149,550	12,012,868
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3952% 5/6/26 (c)(d)(i)	302,713	302,997

TOTAL HEALTHCARE		12,315,865

Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (c)(d)(i)	2,591,825	1,966,547
Insurance - 0.3%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 5/10/25 (c)(d)(i)	63,375	62,001
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9085% 5/9/25 (c)(d)(i)	2,049,700	2,017,253
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3639% 1/25/24 (c)(d)(i)	433,296	431,129
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 11/3/24 (c)(d)(i)	3,802,100	3,760,923
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.1034% 8/4/25 (c)(d)(i)	360,000	360,450
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (c)(d)(i)	449,650	438,409

TOTAL INSURANCE		7,070,165

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3534% 7/31/24 (c)(d)(i)	44,100	43,218
Services - 1.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (c)(d)(i)	8,250,000	7,842,698
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2771% 6/13/24 (c)(d)(i)	3,563,611	3,391,381
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.11% 12/18/24 (c)(d)(i)	2,215,000	2,187,313
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.119% 11/30/25 (c)(d)(i)	3,111,183	2,982,847
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (c)(d)(i)	2,230,000	2,209,551
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (c)(d)(i)	620,550	609,690
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1585% 1/3/27 (c)(d)(i)	4,064,115	4,067,936

TOTAL SERVICES		23,291,416

Super Retail - 0.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 9/25/24 (c)(d)(i)	7,153,523	6,831,614
Technology - 1.5%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8534% 10/2/25 (c)(d)(i)	1,084,050	1,039,528
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 4/30/25 (c)(d)(i)	1,619,500	1,595,208
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8534% 10/1/25 (c)(d)(i)	13,139,545	13,101,178
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (c)(d)(i)	9,020,000	9,039,754
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (c)(d)(i)	3,335,516	3,305,296
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (c)(d)(i)	1,580,915	1,558,513
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.3534% 4/16/25 (c)(d)(i)	1,128,091	1,112,106
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 5/4/26 (c)(d)(i)	713,213	710,046
Vertafore, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8534% 7/2/26 (c)(d)(i)	2,300,000	2,297,125
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.397% 2/28/25 (c)(d)(i)	152,288	150,384
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/19/27 (c)(d)(i)(j)	450,000	444,375
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3894% 10/11/25 (c)(d)(i)	263,516	255,829

TOTAL TECHNOLOGY		34,609,342

Telecommunications - 0.7%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (c)(d)(i)	9,660,000	9,523,118
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (c)(d)(i)	300,000	301,713
Tranche B-5, term loan 6.625% 1/2/24 (i)	300,000	301,500
SFR Group SA:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.346% 1/31/26 (c)(d)(i)	3,983,313	3,863,813
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.6585% 8/14/26 (c)(d)(i)	1,086,250	1,061,809
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1875% 2/3/24 (c)(d)(i)	598,088	592,107

TOTAL TELECOMMUNICATIONS		15,644,060

Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.86% 7/24/26 (c)(d)(i)	474,132	469,306
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.75% 11/30/23 (c)(d)(i)	457,380	454,521

TOTAL UTILITIES		923,827

TOTAL BANK LOAN OBLIGATIONS
(Cost $209,117,632)		197,681,665

Preferred Securities - 4.6%
Banks & Thrifts - 4.3%
Bank of America Corp.:
4.3% (c)(l)	5,780,000	5,606,582
5.875% (c)(l)	15,230,000	16,862,915
6.1% (c)(l)	3,690,000	4,193,422
6.25% (c)(l)	2,310,000	2,608,313
Citigroup, Inc.:
4.7% (c)(l)	3,200,000	3,171,708
5% (c)(l)	6,655,000	6,974,367
5.95% (c)(l)	19,320,000	20,152,640
5.95% (c)(l)	5,000,000	5,085,109
6.3% (c)(l)	10,145,000	10,890,853
JPMorgan Chase & Co.:
4.6% (c)(l)	4,890,000	4,937,821
5% (c)(l)	6,710,000	6,862,483
6% (c)(l)	11,680,000	12,144,633
Wells Fargo & Co. 5.9% (c)(l)	1,955,000	2,120,730

TOTAL BANKS & THRIFTS		101,611,576

Diversified Financial Services - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)	4,180,000	4,338,649
Energy - 0.1%
MPLX LP 6.875% (c)(l)	1,270,000	1,229,148
Summit Midstream Partners LP 9.5% (c)(l)	1,065,000	553,784

TOTAL ENERGY		1,782,932

TOTAL PREFERRED SECURITIES
(Cost $105,483,819)		107,733,157
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (b)(g)
(Cost $11,217)	11,217	11,217

Money Market Funds - 2.8%
Fidelity Cash Central Fund 1.60% (m)
(Cost $64,523,543)	64,512,835	64,525,737
TOTAL INVESTMENT IN SECURITIES - 97.3%
(Cost $2,339,761,868)		2,263,697,393
NET OTHER ASSETS (LIABILITIES) - 2.7%		63,719,804
NET ASSETS - 100%		$2,327,417,197

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,196,072,702 or 51.4% of net assets.

 (b) Level 3 security

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30 or 0.0% of net assets.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,880,935 and $1,880,935, respectively.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	4/26/19	$30

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$982,288
Total	$982,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$730,514	$590,493	$123,956	$16,065
Consumer Discretionary	10,871,952	10,340,268	--	531,684
Consumer Staples	7,293,589	--	--	7,293,589
Energy	2,171,789	981,753	584,820	605,216
Financials	237,487	237,487	--	--
Industrials	2,305,152	2,305,152	--	--
Information Technology	2,080,380	2,080,380	--	--
Materials	698,372	698,372	--	--
Real Estate	5,646,288	5,646,288	--	--
Utilities	8,910,663	8,910,663	--	--
Corporate Bonds	1,852,799,431	--	1,852,799,431	--
Bank Loan Obligations	197,681,665	--	187,918,251	9,763,414
Preferred Securities	107,733,157	--	107,733,157	--
Other	11,217	--	--	11,217
Money Market Funds	64,525,737	64,525,737	--	--
Total Investments in Securities:	$2,263,697,393	$96,316,593	$2,149,159,615	$18,221,185

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.0%
Canada	3.9%
Netherlands	3.5%
Luxembourg	3.4%
Multi-National	2.8%
Cayman Islands	1.7%
France	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,275,238,325)	$2,199,171,656
Fidelity Central Funds (cost $64,523,543)	64,525,737
Total Investment in Securities (cost $2,339,761,868)		$2,263,697,393
Cash		38,780
Receivable for investments sold		52,827,673
Receivable for fund shares sold		58
Dividends receivable		28,278
Interest receivable		33,556,536
Distributions receivable from Fidelity Central Funds		107,491
Total assets		2,350,256,209
Liabilities
Payable for investments purchased
Regular delivery	$16,384,779
Delayed delivery	5,950,000
Payable for fund shares redeemed	469,698
Other payables and accrued expenses	34,535
Total liabilities		22,839,012
Net Assets		$2,327,417,197
Net Assets consist of:
Paid in capital		$2,389,645,531
Total accumulated earnings (loss)		(62,228,334)
Net Assets		$2,327,417,197
Net Asset Value, offering price and redemption price per share ($2,327,417,197 ÷ 21,379,943 shares)		$108.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$2,801,475
Interest		73,717,529
Income from Fidelity Central Funds		982,288
Total income		77,501,292
Expenses
Custodian fees and expenses	$6,269
Independent directors' fees and expenses	6,924
Total expenses before reductions	13,193
Expense reductions	(7,904)
Total expenses after reductions		5,289
Net investment income (loss)		77,496,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,703,708
Total net realized gain (loss)		25,703,708
Change in net unrealized appreciation (depreciation) on investment securities		(74,204,618)
Net gain (loss)		(48,500,910)
Net increase (decrease) in net assets resulting from operations		$28,995,093

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,496,003	$97,300,852
Net realized gain (loss)	25,703,708	(8,030,347)
Change in net unrealized appreciation (depreciation)	(74,204,618)	2,726,231
Net increase (decrease) in net assets resulting from operations	28,995,093	91,996,736
Distributions to shareholders	(81,382,809)	(99,543,146)
Affiliated share transactions
Proceeds from sales of shares	170,800,820	1,387,879,227
Net asset value of shares issued in exchange for the net assets of Fidelity High Income Central Fund 1 (note 8)	–	507,027,494
Reinvestment of distributions	81,374,464	97,089,383
Cost of shares redeemed	(473,140,924)	(268,010,095)
Net increase (decrease) in net assets resulting from share transactions	(220,965,640)	1,723,986,009
Total increase (decrease) in net assets	(273,353,356)	1,716,439,599
Net Assets
Beginning of period	2,600,770,553	884,330,954
End of period	$2,327,417,197	$2,600,770,553
Other Information
Shares
Sold	1,693,309	12,477,372
Issued in exchange for the shares of Fidelity High Income Central Fund 1 (note 8)	–	4,582,266
Issued in reinvestment of distributions	733,058	881,458
Redeemed	(4,398,270)	(2,463,785)
Net increase (decrease)	(1,971,903)	15,477,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$111.37	$112.30	$113.78	$110.82	$109.78	$118.45
Income from Investment Operations
Net investment income (loss)A	3.382	7.276	7.336	7.352	7.278	7.064
Net realized and unrealized gain (loss)	(2.343)	(.267)	(1.497)	2.982	.631	(8.871)
Total from investment operations	1.039	7.009	5.839	10.334	7.909	(1.807)
Distributions from net investment income	(3.535)	(7.089)	(7.240)	(7.374)	(6.869)	(6.863)
Distributions from net realized gain	(.014)	(.850)	(.079)	–	–	–
Total distributions	(3.549)	(7.939)	(7.319)	(7.374)	(6.869)	(6.863)
Net asset value, end of period	$108.86	$111.37	$112.30	$113.78	$110.82	$109.78
Total ReturnB,C	.91%	6.59%	5.29%	9.60%	7.75%	(1.58)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.01%	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.01%	- %G	- %G
Expenses net of all reductions	- %F,G	- %G	- %G	.01%	- %G	- %G
Net investment income (loss)	6.09%F	6.70%	6.49%	6.54%	6.93%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,327,417	$2,600,771	$884,331	$885,301	$852,409	$792,221
Portfolio turnover rate	48%F,H	39%H,I	57%	46%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,172,538
Gross unrealized depreciation	(141,349,423)
Net unrealized appreciation (depreciation)	$(76,176,885)
Tax cost	$2,339,874,278

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,887,395)
Long-term	(8,826,278)
Total capital loss carryforward	$(11,713,673)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	563,975,654	755,436,836

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity High Income Central Fund	$43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments valued at $2,794,550 in exchange for 25,160 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $1,384,937,686 in exchange for 12,414,285 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,904.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Prior Fiscal Year Merger Information.

On May 17, 2019, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity High Income Central Fund 1 ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $507,027,494, including securities of $501,946,164 and unrealized depreciation of $1,105,945, was combined with the Fund's net assets of $2,287,103,192 for total net assets after the acquisition of $2,794,130,686.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2019, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$118,454,465
Total net realized gain (loss)	(10,983,066)
Total change in net unrealized appreciation (depreciation)	4,346,858
Net increase (decrease) in net assets resulting from operations	$111,818,257

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in the Fund's Statement of Operations since May 17, 2019.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.0010%	$1,000.00	$1,009.10	$--C
Hypothetical-D		$1,000.00	$1,024.86	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than $.005.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HICII-SANN-0420
1.861965.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 23, 2020